Accounts Payable, Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities [Abstract]
Trade accounts payable	$ 530,702	$ 468,803
Accrued payroll liabilities	9,404	17,827
Accrued operating expenses	177,204	90,462
Accrued interest	78,393	161,171
Accrued commissions payable from 2022 MSSP Consideration	25,000	25,000
Product return allowance	777	2,049
Total	$ 821,480	$ 765,312